EXPEDITION FUNDS

                      Expedition Tax-Free Money Market Fund

                              Institutional Shares

                          Supplement dated May 20, 1998

                        To Prospectus dated April 2, 1998



The Managing Directors of Weiss, Peck & Greer L.L.C., the Fund's sub-advisor ("WPG"), have entered into an agreement with Robeco Group N.V. ("Robeco") pursuant to which WPG will become a wholly owned subsidiary of Robeco. The transaction is expected to close in August, 1998, subject to the satisfaction or waiver of certain conditions.

Founded in 1929, Robeco is one of the world's oldest asset management organizations and advisers to investment funds. Robeco is headquartered in Rotterdam, the Netherlands and currently has approximately 1,250 employees worldwide. As of May 1, 1998, Robeco and its affiliate, RoProperty Services, B.V., had approximately $70 billion in assets under management of which $51 billion was managed by Robeco. Robeco is 50% owned by Rabobank Group, the only commercial bank in the world currently rated AAA by all four major rating agencies. Rabobank Group is a cooperative bank that is owned by a large number of local banks in the Netherlands. The remaining 50% interest in Robeco is owned indirectly by the shareholders of various investment funds advised by Robeco.

Under the Investment Act of 1940, as amended, the proposed acquisition of WPG by Robeco will result in the automatic termination of the sub-advisory agreement between Compass Bank and WPG relating to the Fund. Consequently, the Fund's Board of Trustees met on May 18, 1998, to approve the Fund's continued investment sub-advisory relationship with WPG and to approve the new sub-advisory agreement. The new sub-advisory agreement contains the same fees and other substantive terms as the current agreement. The proposed transaction is not expected to result in a change in the Fund's portfolio management. The Trustees voted unanimously to approve the new sub-advisory agreement and also approved a consent of the Fund's sole shareholder. The Fund's sole shareholder approved the Fund's continued sub-investment advisory relationship with WPG and a new sub-advisory agreement between Compass Bank and WPG.

Exp-A-013-01

                                EXPEDITION FUNDS

                      Expedition Tax-Free Money Market Fund

                            Investment Service Shares

                          Supplement dated May 20, 1998

                        To Prospectus dated April 2, 1998



The Managing Directors of Weiss, Peck & Greer L.L.C., the Fund's sub-advisor ("WPG"), have entered into an agreement with Robeco Group N.V. ("Robeco") pursuant to which WPG will become a wholly owned subsidiary of Robeco. The transaction is expected to close in August, 1998, subject to the satisfaction or waiver of certain conditions.

Founded in 1929, Robeco is one of the world's oldest asset management organizations and advisers to investment funds. Robeco is headquartered in Rotterdam, the Netherlands and currently has approximately 1,250 employees worldwide. As of May 1, 1998, Robeco and its affiliate, RoProperty Services, B.V., had approximately $70 billion in assets under management of which $51 billion was managed by Robeco. Robeco is 50% owned by Rabobank Group, the only commercial bank in the world currently rated AAA by all four major rating agencies. Rabobank Group is a cooperative bank that is owned by a large number of local banks in the Netherlands. The remaining 50% interest in Robeco is owned indirectly by the shareholders of various investment funds advised by Robeco.

Under the Investment Act of 1940, as amended, the proposed acquisition of WPG by Robeco will result in the automatic termination of the sub-advisory agreement between Compass Bank and WPG relating to the Fund. Consequently, the Fund's Board of Trustees met on May 18, 1998, to approve the Fund's continued investment sub-advisory relationship with WPG and to approve the new sub-advisory agreement. The new sub-advisory agreement contains the same fees and other substantive terms as the current agreement. The proposed transaction is not expected to result in a change in the Fund's portfolio management. The Trustees voted unanimously to approve the new sub-advisory agreement and also approved a consent of the Fund's sole shareholder. The Fund's sole shareholder approved the Fund's continued sub-investment advisory relationship with WPG and a new sub-advisory agreement between Compass Bank and WPG.

Exp-A-012-01